STOCK OPTIONS (Details) (USD $)	9 Months Ended	12 Months Ended	66 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Sep. 03, 2012	Aug. 31, 2012	May 14, 2012
Total stock-based compensation expensed			$ 1,668,006
Unamortized cost of outstanding stock-based awards		1,117,810	667,886
Weighted Average Remaining Vesting Period			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	434,000	3,129,000	434,000
Volatility, Options Outstanding	143.00%	228.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	0.25%	4.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Option exercised for shares				500,000	250,000	100,000
Exercise price					$ 0.10	$ 0.10
Sharebased Compensation Arrangement By Sharebased Payment Award Grants Expected Term	5 years	5 years
Consultants Exchange Price	$ 140,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	200,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,600,000